Consolidated Balance Sheet (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares authorized	1,060,000,000	1,174,094,678	880,000,000
Common stock, shares issued	217,650,055	412,963,780	400,000,000
Common stock, shares outstanding	217,650,055	412,963,780	400,000,000
Common Class A
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	880,000,000	880,000,000
Common stock, shares issued	216,650,055	118,869,102	400,000,000
Common stock, shares outstanding	216,650,055	118,869,102	400,000,000
Common Class B
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	60,000,000	294,094,678	0
Common stock, shares issued	1,000,000	294,094,678	0
Common stock, shares outstanding	1,000,000	294,094,678	0
Redeemable Series A convertible preferred stock
Temporary Equity, Par Value Per Share		$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized		360,500,000	360,500,000
Temporary Equity, Shares Issued		347,423,117	184,501,999
Temporary Equity, Shares Outstanding		347,423,117	184,501,999
Subject to possible redemption, shares		268,000,000
Panacea Acquisition Corp
Preferred stock par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		5,000,000
Preferred stock, shares outstanding		0
Preferred stock, shares issued		0
Panacea Acquisition Corp | Common Class A
Subject to possible redemption, shares		11,429,612
Subject to possible redemption, per share		$ 10.00
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		500,000,000
Common stock, shares issued		3,432,888
Common stock, shares outstanding		3,432,888
Panacea Acquisition Corp | Common Class B
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		20,000,000
Common stock, shares issued		3,593,750
Common stock, shares outstanding		3,593,750